Segmented information - Reconciliation of Segment Operating Profit to Consolidated Operating Profit (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue		$ 850,194	$ 900,141
Cost of Sales [Abstract]
Production costs		574,622	487,676
Depreciation		97,053	120,505
Earnings from mine operations		178,519	291,960
Exploration and development costs		66,516	26,082
Corporate administration		47,247	27,134
Care and maintenance		33,006	28,723
Impairment loss (reversal)	$ 230,500	145,903	(160,000)
Reclamation recovery		(94,021)	23,347
Other operating expenses		16,661	12,759
(Loss) earnings from operations		(36,793)	333,915
Gain on sale of Greenstone Property		0	(97,274)
Other non-operating expenses		(1,883)	23,493
Finance costs		9,523	4,762
(Loss) earnings before income tax		(44,433)	402,934
Income tax expense		32,776	(44,015)
Net (loss) earnings from continuing operations		(77,209)	446,949
Net loss from discontinued operations		0	(828,717)
Net loss		(77,209)	(381,768)
Additions to property, plant and equipment		275,107	118,936
Greenstone Partnership
Cost of Sales [Abstract]
Gain on sale of Greenstone Property			(97,274)
Operating segments
Statement Line Items [Line Items]
Revenue		850,194	900,141
Cost of Sales [Abstract]
Production costs		574,622	487,676
Depreciation		97,053	120,505
Earnings from mine operations		178,519	291,960
Exploration and development costs		16,036	7,076
Corporate administration		0	0
Care and maintenance		18,377	14,592
Impairment loss (reversal)		0	(160,000)
Reclamation recovery		(94,021)	23,347
Other operating expenses		16,661	12,759
(Loss) earnings from operations		221,466	394,186
Additions to property, plant and equipment		65,194	111,108
Operating segments | Oksut Mine
Statement Line Items [Line Items]
Revenue		101,593	199,440
Cost of Sales [Abstract]
Production costs		21,142	51,137
Depreciation		12,576	30,235
Earnings from mine operations		67,875	118,068
Exploration and development costs		3,860	1,486
Corporate administration		0	0
Care and maintenance		0	0
Impairment loss (reversal)		0	0
Reclamation recovery		0	0
Other operating expenses		2,723	195
(Loss) earnings from operations		61,292	116,387
Additions to property, plant and equipment		14,191	24,898
Operating segments | Mount Milligan Mine
Statement Line Items [Line Items]
Revenue		472,472	505,936
Cost of Sales [Abstract]
Production costs		268,956	256,810
Depreciation		79,242	83,910
Earnings from mine operations		124,274	165,216
Exploration and development costs		12,176	5,590
Corporate administration		0	0
Care and maintenance		0	0
Impairment loss (reversal)		0	(160,000)
Reclamation recovery		0	135
Other operating expenses		12,031	10,316
(Loss) earnings from operations		100,067	309,175
Additions to property, plant and equipment		49,246	83,704
Operating segments | Molybdenum revenue
Statement Line Items [Line Items]
Revenue		276,129	194,765
Cost of Sales [Abstract]
Production costs		284,524	179,729
Depreciation		5,235	6,360
Earnings from mine operations		(13,630)	8,676
Exploration and development costs		0	0
Corporate administration		0	0
Care and maintenance		18,377	14,592
Impairment loss (reversal)		0	0
Reclamation recovery		(94,021)	23,212
Other operating expenses		1,907	2,248
(Loss) earnings from operations		60,107	(31,376)
Additions to property, plant and equipment		1,757	2,506
Corporate and reconciling items
Statement Line Items [Line Items]
Revenue		0	0
Cost of Sales [Abstract]
Production costs		0	0
Depreciation		0	0
Earnings from mine operations		0	0
Exploration and development costs		50,480	19,006
Corporate administration		47,247	27,134
Care and maintenance		14,629	14,131
Impairment loss (reversal)		145,903	0
Reclamation recovery		0	0
Other operating expenses		0	0
Other non-operating expenses		(1,883)	23,493
Finance costs		9,523	4,762
Income tax expense		32,776	(44,015)
Additions to property, plant and equipment		209,913	7,828
Corporate and reconciling items | Greenstone Partnership
Cost of Sales [Abstract]
Gain on sale of Greenstone Property			$ (97,274)
Discontinued operations
Cost of Sales [Abstract]
Additions to property, plant and equipment		$ 95,700